LEASES AND SIMILAR ARRANGEMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of recognised finance lease as assets by lessee [abstract]
Disclosure of leases [text block]
Thousands

of U.S. dollars
Net carrying

amount of asset
2020 2021
Tools

and other tangible

assets

9,518 14,384
Buildings 128,324 128,321
Total

137,842 142,705
Assets
January
1, 2020
Additions/
(Disposals)
Reclassification
between

PPEQ
and right

-of-use
assets
Translation
difference
December
31, 2020
Right-of-use

assets
253,424 32,723 (1,331) (47,165) 237,651
(-) Accumulated

depreciation
(71,860) (47,256) 3,401 15,906 (99,809)
181,564 (14,533) 2,070 (31,259) 137,842
Assets
December
31, 2020
Additions/
(Disposals)
Translation
difference
December
31, 2021
Right-of-use

assets
237,651
18,852 (22,669)
233,833
(-) Accumulated

depreciation
(99,809) (2,562) 11,243 (91,128)
137,842 16,290 (11,426) 142,705
10)

LEASES
The Atento

Group holds the

following

right-of-use

assets:
Leases

are shown as

follows in

the balance

sheet as at December

31, 2020

and 2021: